Intangible Assets (Including Goodwill) - Disclosure of Changes in Intangible Assets and Goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	€ 457	€ 443
Effects of changes in foreign exchange rates	(54)	14
Goodwill, ending balance	403	457
Intangible assets (excluding goodwill), beginning balance	79	78
Intangible assets (excluding goodwill), additions	6	5
Intangible assets (excluding goodwill), amortization expense	(12)	(11)
Intangible assets (excluding goodwill), transfer during the period	2
Intangible assets (excluding goodwill), effects of changes in foreign exchange rates	(7)	7
Intangible assets (excluding goodwill), ending balance	68	79
Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	457
Goodwill, ending balance	403	457
Intangible assets (excluding goodwill), beginning balance	198
Intangible assets (excluding goodwill), ending balance	186	198
Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	(119)
Intangible assets (excluding goodwill), ending balance	(118)	(119)
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	28	28
Intangible assets (excluding goodwill), amortization expense	(1)	(1)
Intangible assets (excluding goodwill), transfer during the period	1
Intangible assets (excluding goodwill), effects of changes in foreign exchange rates	(4)	1
Intangible assets (excluding goodwill), ending balance	24	28
Technology [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	91
Intangible assets (excluding goodwill), ending balance	81	91
Technology [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	(63)
Intangible assets (excluding goodwill), ending balance	(57)	(63)
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	21	23
Intangible assets (excluding goodwill), additions		1
Intangible assets (excluding goodwill), amortization expense	(9)	(9)
Intangible assets (excluding goodwill), transfer during the period	7	2
Intangible assets (excluding goodwill), effects of changes in foreign exchange rates	(1)	4
Intangible assets (excluding goodwill), ending balance	18	21
Computer software [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	52
Intangible assets (excluding goodwill), ending balance	55	52
Computer software [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	(31)
Intangible assets (excluding goodwill), ending balance	(37)	(31)
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	18	18
Intangible assets (excluding goodwill), amortization expense	(1)	(1)
Intangible assets (excluding goodwill), effects of changes in foreign exchange rates	(2)	1
Intangible assets (excluding goodwill), ending balance	15	18
Customer relationships [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	43
Intangible assets (excluding goodwill), ending balance	38	43
Customer relationships [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	(25)
Intangible assets (excluding goodwill), ending balance	(23)	(25)
Work in progress [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	9	7
Intangible assets (excluding goodwill), additions	6	4
Intangible assets (excluding goodwill), transfer during the period	(6)	(2)
Intangible assets (excluding goodwill), ending balance	9	9
Work in progress [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	9
Intangible assets (excluding goodwill), ending balance	9	9
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	3	2
Intangible assets (excluding goodwill), amortization expense	(1)
Intangible assets (excluding goodwill), effects of changes in foreign exchange rates		1
Intangible assets (excluding goodwill), ending balance	2	3
Other intangible assets [member] | Gross value [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), beginning balance	3
Intangible assets (excluding goodwill), ending balance	3	€ 3
Other intangible assets [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (excluding goodwill), ending balance	€ (1)